Equity Plans -Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs (Detail) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 23, 2022	Dec. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 0
Rigetti Computing, Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense		$ 1,765,371	$ 2,592,038
Research And Development Expense | Rigetti Computing, Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense		975,136	894,141
Selling General And Administrative Expenses | Rigetti Computing, Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense		$ 790,235	$ 1,697,897